GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Impairment of Intangible Assets, Including Goodwill, and Tangible Assets, Impairment Test of Goodwill and Intangible Assets (Details)
tonne in Millions, $ in Millions
						12 Months Ended					36 Months Ended
	Jan. 01, 2027 € / t	Oct. 01, 2024 USD ($)	Dec. 07, 2023 USD ($)	Oct. 01, 2023 USD ($)	May 17, 2023	Dec. 31, 2029 € / t	Dec. 31, 2026 € / t	Dec. 31, 2025 € / t	Dec. 31, 2024 USD ($) uSDPerTonne segment tonne	Dec. 31, 2023 uSDPerTonne segment	Dec. 31, 2028 € / t
Disclosure of detailed information about intangible assets [line items]
Cash flow projection period									5 years
Number of operating and reportable segments | segment									6	5
AMSA
Disclosure of detailed information about intangible assets [line items]
Increase in sales volumes | tonne									1.4
AMKR
Disclosure of detailed information about intangible assets [line items]
Increase in sales volumes | tonne									1.5
ArcelorMittal Temirtau | Disposal group, disposed of by sale, not discontinued operations
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill | $			$ 194
Forecast
Disclosure of detailed information about intangible assets [line items]
Market price of emissions rights (in Euro per tonne) | € / t	105					101	99	90			107
Market price of emission rights
Disclosure of detailed information about intangible assets [line items]
Cash flow projection period									5 years
No later than three years
Disclosure of detailed information about intangible assets [line items]
Carbon border adjustment mechanism ("CBAM")					2.50%
No later than four years
Disclosure of detailed information about intangible assets [line items]
Carbon border adjustment mechanism ("CBAM")					5.00%
No later than five years
Disclosure of detailed information about intangible assets [line items]
Carbon border adjustment mechanism ("CBAM")					10.00%
No later than six years
Disclosure of detailed information about intangible assets [line items]
Carbon border adjustment mechanism ("CBAM")					22.50%
No later than seven years
Disclosure of detailed information about intangible assets [line items]
Carbon border adjustment mechanism ("CBAM")					48.50%
No later than eight years
Disclosure of detailed information about intangible assets [line items]
Carbon border adjustment mechanism ("CBAM")					61.00%
No later than nine years
Disclosure of detailed information about intangible assets [line items]
Carbon border adjustment mechanism ("CBAM")					73.50%
No later than ten years
Disclosure of detailed information about intangible assets [line items]
Carbon border adjustment mechanism ("CBAM")					86.00%
No later than eleven years
Disclosure of detailed information about intangible assets [line items]
Carbon border adjustment mechanism ("CBAM")					100.00%
Total for all cash-generating units
Disclosure of detailed information about intangible assets [line items]
Estimated growth rate (in percent)									2.00%
Impairment of goodwill | $		$ 0		$ 0					$ 194
Total for all cash-generating units | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Iron ore (in USD per tonne)									80	70
Coking coal (in USD per tonne)									190	185
Total for all cash-generating units | Top of range
Disclosure of detailed information about intangible assets [line items]
Iron ore (in USD per tonne)									98	114
Coking coal (in USD per tonne)									210	250